Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Assets at Amortized Cost

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Current:
Time deposits	168,970	206,482

Non-current:
Restricted bank deposits	68,450	48,319

a)	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Interest income	920	4,467	2,206